Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Other Comprehensive Income Abstract
Schedule of other comprehensive income financial assets measured at fair value

Thousand of Reais	2025
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	2,376,664	(1,250,469)	1,126,195	69,354,220
Private securities	-	(404)	(404)	-
Total	2,376,664	(1,250,873)	1,125,791	69,354,220

Thousand of Reais	2024
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	825,610	(4,604,296)	(3,778,686)	86,437,770
Private securities	2,043,223	(429,081)	1,614,142	5,621,137
Total	2,868,833	(5,033,377)	(2,164,544)	92,058,907

Thousand of Reais	2023
	Revaluation gains	Revaluation losses	Net recognized gains/losses	Fair value
Debt Instruments
Government securities	2,533,250	(1,437,728)	1,095,522	58,841,921
Private securities	10,864	(568,948)	(558,084)	194,216
Total	2,544,114	(2,006,676)	537,438	59,036,137